Banking facilities (Tables)	12 Months Ended
Mar. 31, 2013
Banking and Thrift [Abstract]
General banking facilities
	Amount available		Amount utilized		Amount unutilized		Terms of banking facilities as of
	March 31,		March 31,		March 31,		March 31, 2013
	2012	2013	2012	2013	2012	2013	Interest	Repayment
	$ in thousands		$ in thousands		$ in thousands		rate	terms
Import and export facilities

Combined limit	6,154	6,154	1,870	2,788	4,284	3,366

Including sub-limit of:
Notes payable	4,487	4,487	1,870	2,276	2,617	2,211	HIBOR* +2.5%	Repayable in full within 120 days
Bank overdrafts	641	641	—	180	641	461	Prime rate + 1%	Repayable on demand
Factoring	2,400	2,400	—	332	2,400	2,068	HIBOR* +1.5%

Other facilities
Export Document-ary Credits	1,923	1,923	—	—	1,923	1,923
Term Loan	106	1,923	—	1,025	106	898	HIBOR* +2.25%

	8,183	10,000	1,870	3,813	6,313	6,187

United States dollar equivalents
	Amount utilized
	March 31,
	2012	2013
	$ in thousands	$ in thousands

Hong Kong dollars	1,870	3,814

Short-term borrowings
	As of March 31,
	2012	2013

Bank overdrafts	6.00%	6.00%
Notes payable	2.80%	2.92%